Nature of Operations and Reorganization - Reorganization and Initial Public Offering (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands				12 Months Ended
	Nov. 08, 2019 USD ($) $ / shares shares	Nov. 08, 2019 CNY (¥) shares	Aug. 02, 2019	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Reorganization
Proceeds from initial public offering, net of issuance costs				$ (3,314)	¥ (21,617)	¥ 109,045
IPO
Reorganization
Issuance price per share (in US dollar per share) | $ / shares	$ 14.50
Proceeds from initial public offering, net of issuance costs	$ 12,330	¥ 86,240
IPO | ADS
Reorganization
Share issuance upon initial public offering, net of issuance costs (in shares) | shares	1,380,000	1,380,000
Issuance price per share (in US dollar per share) | $ / shares	$ 14.50
IPO | Class A ordinary shares
Reorganization
Share issuance upon initial public offering, net of issuance costs (in shares) | shares	34,500,000	34,500,000
36Kr Holding Limited ("36Kr BVI" or "BVI Subsidiary")
Reorganization
Ownership interest (as a percent)			100.00%
Principal activities				Investment holding	Investment holding
36Kr Holdings (HK) Limited ("36Kr HK" or "HK Subsidiary")
Reorganization
Ownership interest (as a percent)			100.00%
Principal activities				Investment holding	Investment holding
Tianjin Duoke Investment Co., Ltd. ("Tianjin Duoke")
Reorganization
Ownership interest (as a percent)			100.00%
Principal activities				Investment holding	Investment holding
Beijing Dake
Reorganization
Ownership interest (as a percent)			100.00%
Principal activities				Management consulting	Management consulting
Beijing Duoke
Reorganization
Percentage of ownership in VIEs			100.00%
Principal activities				36Kr Business	36Kr Business
Tianjin Thirtysix Hearts Technology Co., Ltd.
Reorganization
Percentage of ownership in VIEs			100.00%
Principal activities				Offline training	Offline training
Beijing Dianqier Creative Interactive Media Culture Co., Ltd. ("Dianqier")
Reorganization
Percentage of ownership in VIEs			100.00%
Principal activities				Enterprise value‑added services	Enterprise value‑added services
Zhejiang Pinxin Technology Co., Ltd.
Reorganization
Percentage of ownership in VIEs			100.00%
Principal activities				Investment holding	Investment holding
Tianjin Dake Information Technology Co., Ltd. ("Tianjin Dake")
Reorganization
Ownership interest (as a percent)			100.00%
Principal activities				Management consulting	Management consulting